Taxes (Details) - Schedule of reconciles statutory tax rates	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of reconciles statutory tax rates [Abstract]
Tax benefit calculated at statutory tax rate	16.50%	16.50%	16.50%
Valuation allowance	(16.50%)	(16.50%)	(16.50%)
Effective tax rate	0.00%	0.00%	0.00%